Shareholder Report, Holdings (Details) - C000236355 [Member]	May 31, 2024
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value